Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Change in Benefit Obligation:
Curtailments	$ (107)		$ 0		$ 0
Benefit obligation	10,500
Change in Plan Assets:
Fair value of plan assets	682		657
Fair value of plan assets	789		682		657
Net Funded Status at December 31	(2,200)
Components of Net Periodic Benefit Costs:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	(107)		0		0
Total net periodic benefit cost	177	[1]	304	[1]	232	[1]
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain)	872		106		135
Amortization of net prior service credit	89	[2]	91	[2]	33	[2]
Components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Net Change in Benefit Plans	(636)	[3]	23	[3]	(169)	[3]
Contributions [Abstract]
Contributions by employer	556		73
Interest Expense on Non-TRA Obligations	388		381		390
Interest Expense (Income) Allocated to TRA Participant Accounts	224		194		118
Expected Investment Income on Non-TRA Assets	423		376		405
Actual Investment Income on TRA Assets	224		194		118
Pension Benefits [Member]
Change in Benefit Obligation:
Benefit obligation	9,731		9,194
Service cost	186		178		173
Interest cost	612		575		508
Plan participants' contributions	647	[4]	570	[4]	523	[4]
Plan amendments	(2)		(19)
Actuarial loss (gain)	916		477
Acquisitions	0		140
Currency exchange rate	(85)		(154)
Curtailments	0		(1)
Benefits paid/settlements	(870)		(670)
Other	7		0
Benefit obligation	10,505		9,731		9,194
Change in Plan Assets:
Fair value of plan assets	7,940		7,561
Actual return on plan assets	694		846
Employer contribution	556		237
Plan participants' contributions	10		11
Acquisitions	0		107
Currency exchange rate changes	(57)		(144)
Benefits paid/settlements	(870)		(669)
Other	4		(9)
Fair value of plan assets	8,277		7,940		7,561
Net Funded Status at December 31	(2,228)		(1,791)
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	76		92
Accrued compensation and benefit costs	(45)		(44)
Pension and other benefit liabilities	(2,259)		(1,839)
Post-retirement medical benefits	0		0
Net Amounts Recognized	(2,228)		(1,791)
Components of Net Periodic Benefit Costs:
Service cost	186		178		173
Interest cost	612		575		508
Defined Benefit Plan, Contributions by Plan Participants	10		11
Recognized net actuarial loss	72		71		25
Amortization of prior service credit	(23)		(22)		(21)
Recognized settlement loss	84		72		70
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	(107)		0		0
Defined Benefit Plans	66		51		38
Net Periodic Benefit Plan, Defined Benefit and Contribution Plans	243		355		270
Total net periodic benefit cost	177		304		232
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain)	852		198		8
Prior service cost (credit)	(2)		(19)		0
Pension and Other Post Retirement, Amortization of Net Actuarial Loss	(153)		(143)		(95)
Amortization of net prior service credit	23		22		21
Amortization of net actuarial losses	107		0		0
Total Recognized in Other Comprehensive Income	(827)	[5]	(58)	[5]	66	[5]
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	1,070		413		204
Components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Other changes in plan assets and benefit obligations	827	[5]	58	[5]	(66)	[5]
Retiree Health [Member]
Change in Benefit Obligation:
Benefit obligation	1,006		1,102
Service cost	8		8		7
Interest cost	47		54		60
Plan participants' contributions	0	[4]	0	[4]	0	[4]
Plan amendments	(4)		(86)
Actuarial loss (gain)	26		13
Acquisitions	0		1
Currency exchange rate	(3)		6
Curtailments	0		0
Benefits paid/settlements	(106)		(118)
Other	0		0
Benefit obligation	1,007		1,006		1,102
Change in Plan Assets:
Fair value of plan assets	0		0
Actual return on plan assets	0		0
Employer contribution	73		92
Plan participants' contributions	33		26
Acquisitions	0		0
Currency exchange rate changes	0		0
Benefits paid/settlements	(106)		(118)
Other	0		0
Fair value of plan assets	0		0		0
Net Funded Status at December 31	(1,007)		(1,006)
Amounts Recognized in the Consolidated Balance Sheets:
Other long-term assets	0		0
Accrued compensation and benefit costs	(82)		(86)
Pension and other benefit liabilities	0		0
Post-retirement medical benefits	(925)		(920)
Net Amounts Recognized	(1,007)		(1,006)
Components of Net Periodic Benefit Costs:
Service cost	8		8		7
Interest cost	47		54		60
Defined Benefit Plan, Contributions by Plan Participants	33		26
Recognized net actuarial loss	0		0		0
Amortization of prior service credit	(41)		(30)		(41)
Recognized settlement loss	0		0		0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments	0		0		0
Defined Benefit Plans	0		0		0
Total net periodic benefit cost	14		32		26
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net actuarial loss (gain)	25		13		126
Prior service cost (credit)	(3)		(86)		1
Pension and Other Post Retirement, Amortization of Net Actuarial Loss	0		0		0
Amortization of net prior service credit	41		30		41
Amortization of net actuarial losses	0		0		0
Total Recognized in Other Comprehensive Income	(63)	[5]	43	[5]	(168)	[5]
Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	77		(11)		194
Components of the Net change in benefit plans included within Other comprehensive income [Abstract]
Other changes in plan assets and benefit obligations	$ 63	[5]	$ (43)	[5]	$ 168	[5]

[1]	(3)2011 includes $107 pre-tax curtailment gain - refer to Note 14 - Employee Benefit Plans for additional information.
[2]	(2) Reclassified to Total Net Periodic Benefit Cost - refer to Note 14 - Employee Benefit Plans for additional information.
[3]	(1) Refer to Note 19 - Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.
[4]	(2)Expected return on plan assets includes expected investment income on non-TRA assets of $423, $376 and $405 and actual investment income on TRA assets of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.
[5]	(1)Interest cost includes interest expense on non-TRA obligations of $388, $381 and $390 and interest expense directly allocated to TRA participant accounts of $224, $194 and $118 for the years ended December 31, 2011, 2010 and 2009, respectively.